Share-based Compensation (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Number Outstanding (in shares)	525
Weighted Average Remaining Contractual Life of Outstanding Options	1 year 10 months 17 days
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 1.659
Number Exercisable (in shares)	306
Weighted Average Remaining Contractual Life of Exercisable Options	1 year 10 months 17 days
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 1.659
Exercise price one, US $1.659
Share-based Compensation
Number Outstanding (in shares)	525
Weighted Average Remaining Contractual Life of Outstanding Options	1 year 10 months 17 days
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 1.659
Number Exercisable (in shares)	306
Weighted Average Remaining Contractual Life of Exercisable Options	1 year 10 months 17 days
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 1.659